Consolidated statements of financial position - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 4,345	$ 1,657
Trade and other receivables	98	3,897
Other current assets	491	591
Total current assets	4,934	6,145
Non-current assets:
Other receivables	40	40
Intangibles	1,087	15,400
Total non-current assets	1,127	15,440
Total assets	6,061	21,585
Current liabilities
Trade and other payables	10,117	15,067
Other financial liabilities	3,150	6,478
Borrowings	396	634
Employee benefits	390	365
Contingent consideration	0	3,253
Total current liabilities	14,053	25,797
Non-Current liabilities
Deferred tax	272	2,018
Employee benefits	37	35
Contingent consideration	0	3,752
Total non-current liabilities	309	5,805
Total liabilities	14,362	31,602
Shareholders' equity:
Contributed equity	123,046	101,638
Other contributed equity	380	0
Reserves	3,100	3,475
Accumulated losses	(134,827)	(115,130)
Total deficit	(8,301)	(10,017)
Total liabilities and shareholders' deficit	$ 6,061	$ 21,585